RESTRICTED CASH (Tables)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]
The following table presents the Company's restricted cash balances at December 31, 2012:

December 31, 2012
Restricted cash balance held by:
Broker counterparties for derivatives trading	$570,247
Repurchase counterparties as restricted collateral	1,363,143
Total	$1,933,390

The following table presents the Company's restricted cash balances as of September 30, 2013 and December 31, 2012:

Restricted cash balance held by:
Broker counterparties for derivatives trading	$11,936,026	$570,247
Repurchase counterparties as restricted collateral	1,725,632	1,363,143
FOAC as minimum required capital	30,000	-
Total	$13,691,658	$1,933,390